SHARE CAPITAL - Warrants (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants
Warrants, exercise price		$ 9.07
Number of warrants outstanding
Balance at the beginning	2,874	2,874
No activity		0
Warrants Issued	23,046
Exercise of Warrants	(13)
Forfeitures of Warrants, due to expiration	(2,874)
Balance at the end	23,033	2,874
Fair Value
Balance at the beginning	$ 1,786	$ 1,786
No activity		0
Warrants Issued	47,049
Exercise of Warrants	(26)
Forfeitures of Warrants, due to expiration	(1,786)
Balance at the end	$ 47,023	$ 1,786
Anti-Dilutive Warrants
Warrants
Average remaining life of Warrants	1 year 2 months
Aggregate intrinsic value of warrants	$ 0
Warrants, exercise price	$ 2.12
Number of warrants outstanding
Warrants Issued	23,046